Expenses by Nature - Summary of Expenses by Nature (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Expenses by nature [abstract]
Clinical trials related expenses (i)	$ 7,087	$ 19,947
Employee benefit expenses (i, Note 7)	8,290	9,117
Professional service fees	4,493	4,168
Depreciation and amortization	476	507
Research and development materials and consumable supplies	456	298
Office expenses	384	399
Others	412	301
Total expenses, by nature	$ 21,598	$ 34,737